Pension Plans and Other Postretirement Benefits - Schedule of Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligations	$ 280,091	$ 237,914
Fair value of plan assets	92,570	81,347
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Accumulated benefit obligations	177,496	152,056
Fair value of plan assets	$ 44,382	$ 50,004